Income tax (Details 3) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities, net	$ (243,200,594)	$ (200,502,849)
Deferred income tax income (expense)	(42,697,744)	(10,000,675)	$ 42,827,753
Trade Receivabless [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities, net	405,778	54,220
Deferred income tax income (expense)	351,557	(637,004)	31,405
Other Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities, net	(50,186,515)	(882,229)
Deferred income tax income (expense)	(49,304,286)	(753,276)	815,416
Provisions And Other [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities, net	(16,140,919)	(14,340,012)
Deferred income tax income (expense)	(1,800,907)	3,484,994	890,200
Employee Benefit Liability [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities, net	4,791,236	4,709,181
Deferred income tax income (expense)	82,055	785,843	(1,104,539)
Investments In Associates [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities, net		(40,272,898)
Deferred income tax income (expense)	40,272,898	(6,719,862)	3,465,392
Property Plant And Equipment Materials And Spare Parts [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities, net	(173,225,124)	(140,197,471)
Deferred income tax income (expense)	(33,027,651)	27,615,088	7,574,387
Deferred Tax Income [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities, net	(18,940,885)	(25,328,717)
Deferred income tax income (expense)	6,387,832	31,265,571	(8,580,407)
Tax Loss Carry Forward [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities, net	9,718,562	16,709,366
Deferred income tax income (expense)	(6,990,804)	(67,807,127)	29,035,135
Tax Inflation Adjustment Asset [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities, net	385,342	5,603
Deferred income tax income (expense)	379,740	(161,447)	(915,374)
Tax Inflation Adjustment Liability [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities, net	(8,069)	(959,892)
Deferred income tax income (expense)	$ 951,822	$ 2,926,545	$ 11,616,138